FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Sep. 30, 2025
EBP 101
EBP, Investment, Fair Value and NAV [Line Items]
Categorization of all Master Trust Investments
Following is a categorization of all Master Trust investments (see Note 8) by level within the ASC 820 fair value hierarchy. Investments valued based on the net asset value practical expedient are excluded from the fair value hierarchy. There were no asset transfers between levels during either year shown.

	September 30, 2025
	Level 1	Measured at NAV	Total

Mutual funds	$1,444,951,104	—	1,444,951,104
Collective funds and trusts	—	5,027,454,439	5,027,454,439
Emerson Common Stock Fund	607,091,505	—	607,091,505
Money market funds	278,832,960	—	278,832,960

Total	$2,330,875,569	5,027,454,439	7,358,330,008

	September 30, 2024
	Level 1	Measured at NAV	Total

Mutual funds	$1,362,605,921	—	1,362,605,921
Collective funds and trusts	—	3,905,004,698	3,905,004,698
Emerson Common Stock Fund	561,077,986	—	561,077,986
Money market funds	274,470,283	—	274,470,283

Total	$2,198,154,190	3,905,004,698	6,103,158,888